UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lone Pine Capital, LLC
           --------------------------------------------------
Address:   Two Greenwich Plaza
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-7486
                       -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen F. Mandel, Jr.
           --------------------------------------------------
Title:     Managing Director, Portfolio Manager
           --------------------------------------------------
Phone:     (203) 618-1400
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Stephen F. Mandel, Jr.   Greenwich, Connecticut         02/14/01
       -------------------------    ---------------------------     -------







Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)














































                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        73
                                               -------------

Form 13F Information Table Value Total:        $2,173,785
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE












                                                  Form 13F INFORMATION TABLE


              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- --------
AFFILIATED MANAGERS GROUP         COM           008252108  81,385 1,483,100  SH       SOLE              1,483,000
------------------------------------------------------------------------------------------------------------------------------------
ALKERMES INC                      COM           01642T108  47,439 1,512,000  SH       SOLE              1,512,000
------------------------------------------------------------------------------------------------------------------------------------
ALZA CORP DEL                     COM           022615108  48,650 1,144,700  SH       SOLE              1,144,700
------------------------------------------------------------------------------------------------------------------------------------
ALLTEL CORP                       COM           020039103  69,793 1,117,800  SH       SOLE              1,117,800
------------------------------------------------------------------------------------------------------------------------------------
ARGONAUT TECHNOLOGIES INC         COM           040175101  14,668 1,725,600  SH       SOLE              1,725,600
------------------------------------------------------------------------------------------------------------------------------------
APPLERA CORP                     COM CE GEN GRP 038020202  11,967   333,000  SH       SOLE                333,000
------------------------------------------------------------------------------------------------------------------------------------
APPLERA CORP                     COM AP BIO GRP 038020103   7,055    75,000  SH       SOLE                 75,000
------------------------------------------------------------------------------------------------------------------------------------
ASPECT COMMUNICATIONS CORP        COM           04523Q102  39,150 4,865,200  SH       SOLE              4,865,200
------------------------------------------------------------------------------------------------------------------------------------
AXYS PHARMACETICALS INC           COM           054635107   1,799   319,800  SH       SOLE                319,800
------------------------------------------------------------------------------------------------------------------------------------
BED BATH & BEYOND INC             COM           075896100  36,453 1,629,200  SH       SOLE              1,629,200
------------------------------------------------------------------------------------------------------------------------------------
BIOJECT MED TECH INC              COM NEW       09059T206   4,751   775,161  SH       SOLE                775,161
------------------------------------------------------------------------------------------------------------------------------------
BOYDS COLLECTION LTD              COM           103354106  36,140 3,880,800  SH       SOLE              3,880,800
------------------------------------------------------------------------------------------------------------------------------------
BRITESMILE INC                    COM           110415106     833   296,300  SH       SOLE                296,300
------------------------------------------------------------------------------------------------------------------------------------
CABLEVISION SYS CORP              CL A          12686C109  18,304   215,500  SH       SOLE                215,500
------------------------------------------------------------------------------------------------------------------------------------
CARNIVAL CORP                     COM           143658102  48,564 1,576,100  SH       SOLE              1,576,100
------------------------------------------------------------------------------------------------------------------------------------
CDW COMPUTER CTRS INC             COM           125129106  69,250 2,484,300  SH       SOLE              2,484,300
------------------------------------------------------------------------------------------------------------------------------------
CATALINA MARKETING CORP           COM           148867104  52,130 1,338,800  SH       SOLE              1,338,800
------------------------------------------------------------------------------------------------------------------------------------
CLEAR CHANNEL COMMUNICATIONS      COM           184502102  75,834 1,565,600  SH       SOLE              1,565,600
------------------------------------------------------------------------------------------------------------------------------------
COMCAST CORP                      CL A SPL      200300200  31,759  760,700   SH       SOLE                760,700
------------------------------------------------------------------------------------------------------------------------------------
CROWN CASTLE INTL CORP            COM           228227104  70,178 2,593,200  SH       SOLE              2,593,200
------------------------------------------------------------------------------------------------------------------------------------
CURAGEN CORP                      COM           23126R101   8,625   315,800  SH       SOLE                315,800
------------------------------------------------------------------------------------------------------------------------------------
CYGNUS INC                        COM           232560102   2,350   482,140  SH       SOLE                482,140
------------------------------------------------------------------------------------------------------------------------------------
DIGIMARC CORP                     COM           253807101     957    58,000  SH       SOLE                 58,000
------------------------------------------------------------------------------------------------------------------------------------
DOUBLECLICK INC                   COM           258609304  51,144 4,649,427  SH       SOLE              4,649,427
------------------------------------------------------------------------------------------------------------------------------------
EBENX INC                         COM           278668108   9,062 1,342,450  SH       SOLE              1,342,450
------------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS FOR IMAGING INC       COM           286082102  27,801 1,994,700  SH       SOLE              1,994,700
------------------------------------------------------------------------------------------------------------------------------------
EPOCH PHARMACEUTICALS INC         COM           294273107   2,482   378,165  SH       SOLE                378,165
------------------------------------------------------------------------------------------------------------------------------------
GARTNER GROUP INC NEW             CL B          366651206   3,028   477,657  SH       SOLE                477,657
------------------------------------------------------------------------------------------------------------------------------------
GEMINI GENOMICS PLC               SPONSORED ADR 36865M109   1,860   330,600  SH       SOLE                330,600
------------------------------------------------------------------------------------------------------------------------------------
GENENTECH INC                     COM NEW       368710406  35,078   430,400  SH       SOLE                430,400
------------------------------------------------------------------------------------------------------------------------------------
GENSET SA                         SPONSORED ADR 37244T104   4,899   388,000  SH       SOLE                388,000
------------------------------------------------------------------------------------------------------------------------------------
GILEAD SCIENCES INC               COM           375558103  33,299   401,500  SH       SOLE                401,500
------------------------------------------------------------------------------------------------------------------------------------
IMCLONE SYS INC                   COM           45245W109  16,069   365,200  SH       SOLE                365,200
------------------------------------------------------------------------------------------------------------------------------------
INSIGHT ENTERPRISES INC           COM           45765U103  20,112 1,121,200  SH       SOLE              1,121,200
------------------------------------------------------------------------------------------------------------------------------------
INTERNAP NETWORK SVCS CORP        COM           45885A102  24,784 3,418,500  SH       SOLE              3,418,500
------------------------------------------------------------------------------------------------------------------------------------
INTIMATE BRANDS INC               CL A          461156101  49,233 3,282,200  SH       SOLE              3,282,200
------------------------------------------------------------------------------------------------------------------------------------
INVITROGEN CORP                   COM           46185R100  16,057   185,900  SH       SOLE                185,900
------------------------------------------------------------------------------------------------------------------------------------
IMMUNOMEDICS INC                  COM           452907108  12,762   593,600  SH       SOLE                593,600
------------------------------------------------------------------------------------------------------------------------------------
HANCOCK JOHN FINL SVCS INC        COM           41014S106  79,897 2,123,500  SH       SOLE              2,123,500
------------------------------------------------------------------------------------------------------------------------------------
KINDER MORGAN INC KANS            COM           49455P101  34,465   660,400  SH       SOLE                660,400
------------------------------------------------------------------------------------------------------------------------------------
LEAP WIRELESS INTL INC            COM           521863100  40,410 1,616,400  SH       SOLE              1,616,400
------------------------------------------------------------------------------------------------------------------------------------
LEXMARK INTL NEW                  CL A          529771107 107,449 2,424,800  SH       SOLE              2,424,800
------------------------------------------------------------------------------------------------------------------------------------
LILLY ELI & CO                    COM           532457108  55,046   591,500  SH       SOLE                591,500
------------------------------------------------------------------------------------------------------------------------------------
LINCOLN NATL CORP IND             COM           534187109  23,978   506,800  SH       SOLE                506,800
------------------------------------------------------------------------------------------------------------------------------------
LINEAR TECHNOLOGY CORP            COM           535678106  92,478 1,999,517  SH       SOLE              1,999,517
------------------------------------------------------------------------------------------------------------------------------------
MCCLATCHY CO                      CL A          579489105  28,103   659,300  SH       SOLE                659,300
------------------------------------------------------------------------------------------------------------------------------------
NEORX CORP                       COM PAR $ 0.02 640520300   5,261 1,002,100  SH       SOLE              1,002,100
------------------------------------------------------------------------------------------------------------------------------------
OPTICAL COMMUNICATIONS PRODS      CL A          68382T101  15,536 1,381,000  SH       SOLE              1,381,000
------------------------------------------------------------------------------------------------------------------------------------
OFFICE DEPOT INC                  COM           676220106  41,401 5,810,600  SH       SOLE              5,810,600
------------------------------------------------------------------------------------------------------------------------------------
OSI PHARMACEUTICALS INC           COM           671040103  20,031   250,000  SH       SOLE                250,000
------------------------------------------------------------------------------------------------------------------------------------
OUTBACK STEAKHOUSE INC            COM           689899102  37,123 1,434,700  SH       SOLE              1,434,700
------------------------------------------------------------------------------------------------------------------------------------
PHARMACIA CORP                    COM           71713U102  32,635   535,000  SH       SOLE                535,000
------------------------------------------------------------------------------------------------------------------------------------
PRE PAID LEGAL SVCS INC           COM           740065107   1,734    68,000  SH       SOLE                 68,000
------------------------------------------------------------------------------------------------------------------------------------
PRESSTEK INC                      COM           741113104      18     1,700  SH       SOLE                  1,700
------------------------------------------------------------------------------------------------------------------------------------
PROBUSINESS SERVICES INC          COM           742674104  21,540   810,900  SH       SOLE                810,900
------------------------------------------------------------------------------------------------------------------------------------
PUBLIC SVC ENTERPRISE GROUP       COM           744573106  27,118   557,700  SH       SOLE                557,700
------------------------------------------------------------------------------------------------------------------------------------
RIBOZYME PHARMACEUTICALS INC      COM           762567105     697    48,700  SH       SOLE                 48,700
------------------------------------------------------------------------------------------------------------------------------------
ROSS STORES INC                   COM           778296103   1,740   103,100  SH       SOLE                103,100
------------------------------------------------------------------------------------------------------------------------------------
SEALED AIR CORP NEW               COM           81211K100  31,653 1,037,800  SH       SOLE              1,037,800
------------------------------------------------------------------------------------------------------------------------------------
SPECTRASITE HLDGS INC             COM           84760T100  62,924 4,749,000  SH       SOLE              4,749,000
------------------------------------------------------------------------------------------------------------------------------------
STAPLES INC                       COM           855030102  27,996 2,370,000  SH       SOLE              2,370,000
------------------------------------------------------------------------------------------------------------------------------------
TARGETED GENETICS CORP            COM           87612M108   1,911   285,714  SH       SOLE                285,714
------------------------------------------------------------------------------------------------------------------------------------
TEKELEC                           COM           879101103  46,659 1,555,300  SH       SOLE              1,555,300
------------------------------------------------------------------------------------------------------------------------------------
TELEPHONE & DATA SYS INC          COM           879433100  47,286   525,400  SH       SOLE                525,400
------------------------------------------------------------------------------------------------------------------------------------
TREGA BIOSCIENCES INC             COM           894699107     483   572,500  SH       SOLE                572,500
------------------------------------------------------------------------------------------------------------------------------------
TRUE NORTH COMMUNICATIONS INC     COM           897844106  28,547   671,700  SH       SOLE                671,700
------------------------------------------------------------------------------------------------------------------------------------
VORNADO RLTY TR                   SH BEN INT    929042109  33,305   869,300  SH       SOLE                869,300
------------------------------------------------------------------------------------------------------------------------------------
WHITE MTNS INS GROUP LTD          COM           G9618E107  54,613   171,200  SH       SOLE                171,200
------------------------------------------------------------------------------------------------------------------------------------
WILLIAMS SONOMA INC               COM           969904101  31,984 1,599,200  SH       SOLE              1,599,200
------------------------------------------------------------------------------------------------------------------------------------
XOMA LTD                          ORD           G9825R107  21,327 2,187,400  SH       SOLE              2,187,400
------------------------------------------------------------------------------------------------------------------------------------
AMAZON COM INC                    PUT           023135956  24,294 1,561,000  SH  PUT  SOLE              1,561,000
------------------------------------------------------------------------------------------------------------------------------------
GLOBALSTAR TELECOMMUNICATIONS LTD PUT           G3930H954     564   622,000  SH  PUT  SOLE                622,000
------------------------------------------------------------------------------------------------------------------------------------
PURCHASEPRO COM                   PUT           746144954   7,875   450,000  SH  PUT  SOLE                450,000
------------------------------------------------------------------------------------------------------------------------------------






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